Accounts payable, accruals and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable, accruals and other payables
Summary Of Accounts Payable Accruals And Other Payables

	As of 31 December
	2025	2024
	USD	USD
Financial items
Accounts payables (i)	6,806,786	5,709,577
Accrued expenses	245,810	2,592,446
Captain payables	732,402	367,436
Salaries payable (ii)	269,121	372,034
Credit facility (iii)	451,336	158,203
LTRA payable (iv)	101,200	78,125
Other payables	120,547	98,745
	8,727,202	9,376,566
LTRA payable non-current portion (iv)	(16,867)	(30,850)
	8,710,335	9,345,716
Non-financial items
Advances from individual customers (e-wallets) (v)	—	5,690
Total accounts payable, accruals and other payables	8,710,335	9,351,406

(i)	The Group entered into settlement agreements with certain creditors that release the Group of a portion of creditor balances by discounting a portion of the outstanding liabilities, these creditors are mainly associated with the SPAC transaction costs. The agreements resulted in discounts of $0 during the year ended 2025 (2024: $86,911 and 2023: $18,765,248) (Note 22). The discounted amounts were charged to the consolidated statement of comprehensive income.
(ii)	Salaries payable included $94,007 related to outstanding compensation for key management during 2025, 2024 and 2023.
(iii)	This amount represents the outstanding amount due to a financial institution where Swvl for Smart Transport Applications and Services LLC has obtained a credit facility to fund its working capital operations. The credit facility is in Egyptian Pounds, repayable in 30 to 60 days, with an effective annual interest rate of approximately 26.2% (2024: 27.7%).
(iv)	This amount represents the outstanding balance due to LTRA. Total balance of $101,200 to be paid on four instalments starting at May 2024 and ends at May 2027. Outstanding balance has been discounted using an appropriate market discount rate at the date of agreement inception.
(v)	Advances from individual customers (e-wallets) are used by customers against future bookings.

schedule of maturity analysis of payable for purchase of non-current assets discounted to present value

	As of 31 December
	2025	2024
	USD	USD
Less than one year (current)	84,333	47,275
One to three years	16,867	30,850
As of 31 December	101,200	78,125